Fees Summary	May 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,338,238,273.69
Previously Paid Amount	0.00
Total Fee Amount	599,110.70
Total Offset Amount	0.00
Net Fee	$ 599,110.70
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A